Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2023	2024

Motor vehicles	$2	$2
Office and computer equipment	199	199
Construction in process	—	1,200
Leasehold improvements	24	24
Sub-total	225	1,425
Less: accumulated depreciation	(219)	(225)
Total	$6	$1,200